Loan Servicing	12 Months Ended
Dec. 31, 2011
Loan Servicing [Abstract]
Loan Servicing

Note 4 - Loan Servicing

The Association originated loans held for sale and sold them, with servicing retained, to the FHLB under the Mortgage Partnership Finance Program. The conditions for sale include a credit enhancement liability as determined at the time of sale. The FHLB pays the Association a fee for credit enhancement as the loans are paid down. At December 31, 2011 and 2010, the potential contingent liability for credit enhancement amounted to $84,000, which is not recorded in the consolidated financial statements. The total loans serviced under this program amounted to approximately $359,000 and $398,000 at December 31, 2011 and 2010, respectively, which amounts are also not included in the consolidated financial statements. In accordance with guidelines for regulatory capital computations, the contingent liability has been subtracted to compute regulatory capital (see Note 9). No loans were sold to the FHLB during the years ended December 31, 2011 and 2010.

Custodial escrow balances maintained in connection with loans serviced under this program amounted to approximately $530 and $1,064 at December 31, 2011 and 2010, respectively, and are included in the consolidated statements of financial condition as demand deposits.